Investment Strategy - WisdomTree Global Defense Fund	Jul. 22, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to common stock (including through depositary receipts) of companies around the globe focused on the defense industry. The Index is maintained in accordance with a rules-based methodology overseen and implemented by the WisdomTree Defense Index Committee (the “Index Committee”).

To be eligible for inclusion in the Index, a company must conduct its Primary Business Activities and list its shares on a securities exchange operating in one or more of the following countries (certain of which are considered emerging market countries): Australia, Austria, Belgium, Brazil, Canada, Chile, Czech Republic, Denmark, Finland, France, Germany, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Malaysia, Mexico, Netherlands, Norway, Philippines, Poland, Portugal, Saudi Arabia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, United Kingdom, and the United States. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, country to which a company has the greatest risk exposure, and country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. A company must also have a minimum market capitalization of $200 million as of the Index screening date, and a median daily dollar trading volume greater than $1 million for the preceding three months.

Securities of companies that generate at least 25% of revenue from the defense industry are eligible for inclusion in the Index. Defense industry revenue is defined as revenue generated from sales of military equipment and services to governments and their representatives. Each security is assigned an exposure score based on the revenue exposure to defense activities as follows:

1) Exposure Score 1: 25-50% of revenue

2) Exposure Score 2: Over 50% of revenue

The constituent securities then are classified into three regions: U.S., Europe, and Other Markets. Other Markets are defined as markets outside the U.S. and Europe that are investable for defense. The regions within the Index are weighted according to the following factors:

1) Macro: Each region (i.e., U.S., Europe, and Other Markets) receives a macro score based on factors such as government defense budget growth and priorities, sovereign security threats such as geopolitical tensions and terror threats, and the regional companies’ average capital investment and research and development activities; and

2) Momentum: The Index defines a momentum score for each region by looking at the crossings of the 3-month and 12-month moving average of the relative performance of the region compared to a global market capitalization weighted equity benchmark. Higher momentum scores are allocated greater weights.

The weight of each of the three regions is capped at 70% with a floor of 10%. The Index has between 20 and 100 constituents with a maximum weight of 5% for “Exposure Score 2” constituents and 2.5% for “Exposure Score 1” constituents. Generally, at each rebalance, the constituents are weighted by their free float market capitalization adjusted for their exposure score, subject to the individual constituent weight cap and, if applicable, a liquidity adjustment. The Index is rebalanced and reconstituted quarterly.

WisdomTree currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and, therefore, the Fund’s sector exposure may vary from time to time, as of June 3, 2025, the Index had, and, therefore, the Fund is expected to have, significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials Sector.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of June 3, 2025, the equity securities of companies that conduct their Primary Business Activities in Europe and the United States comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to Europe and the United States.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.